Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Schedule of transactions with related parties

	Year ended December 31
	2019

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	374	294	204	872
Cost and operating expenses	(1,749)	(32)	—	(1,781)
Financial result	49	(1)	(29)	19

	Year ended December 31
	2018

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	352	309	207	868
Cost and operating expenses	(2,269)	(39)	—	(2,308)
Financial result	115	—	(115)	—

	Year ended December 31
	2017

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	399	337	146	882
Cost and operating expenses	(1,943)	(29)	(29)	(2,001)
Financial result	118	(14)	(819)	(715)

Schedule of outstanding balances with related parties

	December 31, 2019				December 31, 2018
	Joint		Major		Joint		Major
	Ventures	Associates	Stockholders (i)	Total	Ventures	Associates	Stockholders (i)	Total
Assets
Cash and cash equivalents	—	—	1,384	1,384	—	—	1,256	1,256
Accounts receivable	91	22	5	118	110	42	3	155
Dividends receivable	83	6	—	89	132	—	—	132
Loans	1,919	—	—	1,919	1,976	—	—	1,976
Derivatives financial instruments	—	—	42	42	—	—	297	297
Other assets	65	—	—	65	25	—	—	25

Liabilities
Supplier and contractors	302	28	37	367	221	21	24	266
Loans	—	1,367	1,688	3,055	—	1,325	2,650	3,975
Derivatives financial instruments	—	—	64	64	—	—	112	112
Other liabilities	569	—	—	569	769	—	—	769

(i)   Refers to regular financial instruments with large financial institutions of which the stockholders are part of the controlling “shareholders’ agreement”.

Schedule of remuneration of key management personnel

	Year ended December 31
	2019	2018	2017
Short‐term benefits
Wages	8	8	10
Direct and indirect benefits	11	11	10
Profit sharing program (“PLR”)	1	10	8
	20	29	28
Long‐term benefits
Shares based	—	3	5

Severance	4	20	19
	24	52	52